UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number 811-6660

Name of Fund: MuniYield Quality Fund, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, MuniYield Quality Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 10/31/2006

Date of reporting period: 11/01/05 - 01/31/06

Item 1 - Schedule of Investments

MuniYield Quality Fund, Inc.
Schedule of Investments as of January 31, 2006                    (in Thousands)

                             Face
State                      Amount  Municipal Bonds                                                                          Value
-----------------------------------------------------------------------------------------------------------------------------------
Alaska - 0.5%          $    2,100  Alaska State International Airports Revenue Bonds, Series B, 5.75% due 10/01/2019 (a)  $   2,330
-----------------------------------------------------------------------------------------------------------------------------------
Arizona - 0.6%              2,345  Maricopa County, Arizona, Public Finance Corporation, Lease Revenue Bonds, RIB,
                                   Series 511X, 7.72% due 7/01/2014 (a)(i)                                                    2,755
-----------------------------------------------------------------------------------------------------------------------------------
California - 22.0%          4,150  Alameda Corridor Transportation Authority, California, Capital Appreciation Revenue
                                   Refunding Bonds, Subordinate Lien, Series A, 5.45%** due 10/01/2025 (a)                    3,163
                            1,250  Anaheim, California, Public Financing Authority, Electric System Distribution
                                   Facilities Revenue Bonds, Series A, 5% due 10/01/2031 (f)                                  1,285
                            1,400  California State Department of Water Resources, Power Supply Revenue Bonds, Series A,
                                   5.375% due 5/01/2012 (h)                                                                   1,553
                            1,000  California State Department of Water Resources, Power Supply Revenue Bonds, Series A,
                                   5.375% due 5/01/2012 (g)(h)                                                                1,109
                            4,450  California State, GO, Refunding, 5.25% due 9/01/2010 (h)                                   4,776
                              335  California State, GO, Refunding, 5.25% due 9/01/2026                                         353
                            4,100  California State, GO, Refunding, 5.25% due 2/01/2030 (g)                                   4,343
                            6,000  California State, GO, Refunding, 5.25% due 2/01/2030 (b)                                   6,373
                            2,850  California State, GO, Refunding, ROLS, Series II-R-272, 7.346% due 2/01/2033 (i)(j)        3,156
                            3,300  California State, Various Purpose, GO, 5.50% due 4/01/2028                                 3,627
                            2,500  California State, Various Purpose, GO, 5.25% due 11/01/2029                                2,658
                            3,200  California State, Various Purpose, GO, 5.50% due 11/01/2033                                3,489
                            1,200  Chino Valley, California, Unified School District, GO (Election of 2002), Series C,
                                   5.25% due 8/01/2030 (g)                                                                    1,292
                            3,525  Gilroy, California, Unified School District, GO, 5% due 8/01/2027 (d)                      3,673
                            5,000  Golden State Tobacco Securitization Corporation of California, Tobacco Settlement
                                   Revenue Bonds, RIB, Series RR II R 285X, 7.853% due 6/01/2043 (b)(i)                       6,110
                            7,080  Golden State Tobacco Securitization Corporation of California, Tobacco Settlement
                                   Revenue Bonds, RIB, Series RR II R 287X, 8.106% due 6/01/2038 (i)(k)                       8,765
-----------------------------------------------------------------------------------------------------------------------------------

Portfolio
Abbreviations

To simplify the listings of MuniYield Quality Fund, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT           Alternative Minimum Tax (subject to)
COP           Certificates of Participation
DRIVERS       Derivative Inverse Tax-Exempt Receipts
EDA           Economic Development Authority
GO            General Obligation Bonds
HDA           Housing Development Authority
HFA           Housing Finance Agency
IDA           Industrial Development Authority
IDB           Industrial Development Board
PCR           Pollution Control Revenue Bonds
RIB           Residual Interest Bonds
ROLS          Reset Option Long Securities
S/F           Single-Family

MuniYield Quality Fund, Inc.
Schedule of Investments as of January 31, 2006                    (in Thousands)

                             Face
State                      Amount  Municipal Bonds                                                                          Value
-----------------------------------------------------------------------------------------------------------------------------------
                       $    1,600  Golden State Tobacco Securitization Corporation of California, Tobacco Settlement
                                   Revenue Bonds, Series B, 5.50% due 6/01/2013 (b)(h)                                    $   1,778
                           10,650  Los Angeles, California, Unified School District, GO, Series A, 5% due 1/01/2028 (g)      11,114
                            2,000  Mount Diablo, California, Unified School District, GO (Election of 2002), 5%
                                   due 7/01/2027 (d)                                                                          2,083
                            2,000  Poway, California, Redevelopment Agency, Tax Allocation Refunding Bonds (Paguay
                                   Redevelopment Project), 5.125% due 6/15/2033 (a)                                           2,068
                            1,335  San Diego, California, Community College District, GO (Election of 2002), 5%
                                   due 5/01/2030 (f)                                                                          1,395
                            9,000  San Diego County, California, Water Authority, Water Revenue Refunding Bonds, COP,
                                   Series A, 5% due 5/01/2032 (g)                                                             9,266
                           10,000  San Francisco, California, City and County, COP (San Bruno Jail Number 3), 5.25%
                                   due 10/01/2033 (a)                                                                        10,526
                            1,400  Santa Monica, California, Community College District, GO (Election of 2002),
                                   Refunding, Series C, 5% due 8/01/2029 (g)                                                  1,464
                            1,950  Tamalpais, California, Union High School District, GO (Election of 2001), 5%
                                   due 8/01/2028 (f)                                                                          2,028
                            1,700  University of California, Limited Project Revenue Bonds, Series B, 5%
                                   due 5/15/2033 (f)                                                                          1,763
                            2,100  University of California Revenue Bonds (Multiple Purpose Projects), Series Q, 5%
                                   due 9/01/2034 (f)                                                                          2,169
-----------------------------------------------------------------------------------------------------------------------------------
Colorado - 4.2%             1,650  Colorado Health Facilities Authority Revenue Bonds (Catholic Health Initiatives),
                                   Series A, 5.50% due 3/01/2032 (c)                                                          1,791
                            1,600  Colorado Health Facilities Authority Revenue Bonds (Covenant Retirement Communities
                                   Inc.), Series A, 5.50% due 12/01/2027 (j)                                                  1,694
                            1,000  Colorado Health Facilities Authority Revenue Bonds (Covenant Retirement Communities
                                   Inc.), Series A, 5.50% due 12/01/2033 (j)                                                  1,050
                            1,095  Colorado Housing and Finance Authority, Revenue Refunding Bonds, AMT, Series C-2,
                                   7.25% due 10/01/2031 (a)                                                                   1,117
                            1,265  Colorado Housing and Finance Authority, Revenue Refunding Bonds (S/F Program), AMT,
                                   Series B-2, 6.80% due 2/01/2031 (g)                                                        1,314
                            9,000  E-470 Public Highway Authority, Colorado, Capital Appreciation Revenue Refunding
                                   Bonds, Series B, 5.485%** due 9/01/2029 (g)                                                2,658
                           11,125  Northwest Parkway, Colorado, Public Highway Authority, Capital Appreciation Revenue
                                   Bonds, Senior Convertible, Series C, 5.345%** due 6/15/2025 (f)                            9,553
-----------------------------------------------------------------------------------------------------------------------------------
District of                 2,500  District of Columbia, Revenue Refunding Bonds (Catholic University of America
Columbia - 0.6%                    Project), 5.625% due 10/01/2029 (a)                                                        2,674
-----------------------------------------------------------------------------------------------------------------------------------
Florida - 1.7%              2,240  Beacon Tradeport Community Development District, Florida, Special Assessment Revenue
                                   Refunding Bonds (Commercial Project), Series A, 5.625% due 5/01/2032 (j)                   2,402
                            5,200  Orange County, Florida, Sales Tax Revenue Refunding Bonds, Series B, 5.125%
                                   due 1/01/2032 (d)                                                                          5,441
-----------------------------------------------------------------------------------------------------------------------------------
Georgia - 2.8%              3,935  Atlanta, Georgia, Development Authority, Student Housing Revenue Bonds (Georgia State
                                   University), 5% due 9/01/2035 (b)                                                          4,065
                            3,220  Augusta, Georgia, Water and Sewer Revenue Bonds, 5.25% due 10/01/2039 (f)                  3,430
                            4,785  Monroe County, Georgia, Development Authority, PCR, Refunding (Oglethorpe Power
                                   Corporation-Scherer), Series A, 6.80% due 1/01/2011                                        5,402
-----------------------------------------------------------------------------------------------------------------------------------
Hawaii - 0.5%               2,000  Hawaii State, GO, Series CX, 5.50% due 2/01/2021 (f)                                       2,167
-----------------------------------------------------------------------------------------------------------------------------------
Illinois - 21.7%            5,000  Chicago, Illinois, Board of Education, GO, RIB, Series 467, 8.22%
                                   due 12/01/2027 (a)(i)                                                                      5,619
                            5,000  Chicago, Illinois, GO (Lakefront Millennium Parking Facilities), 5.125%
                                   due 1/01/2028 (g)                                                                          5,153
                            2,500  Chicago, Illinois, GO (Lakefront Millennium Parking Facilities), 5.372%**
                                   due 1/01/2029 (g)                                                                          2,673
                            3,400  Chicago, Illinois, O'Hare International Airport Revenue Bonds, 3rd Lien, AMT,
                                   Series B-2, 5.75% due 1/01/2023 (f)                                                        3,732

MuniYield Quality Fund, Inc.
Schedule of Investments as of January 31, 2006                    (in Thousands)

                             Face
State                      Amount  Municipal Bonds                                                                          Value
-----------------------------------------------------------------------------------------------------------------------------------
                       $    4,000  Chicago, Illinois, O'Hare International Airport Revenue Bonds, 3rd Lien, AMT,
                                   Series B-2, 5.75% due 1/01/2024 (f)                                                    $   4,385
                            3,300  Chicago, Illinois, O'Hare International Airport, Revenue Bonds, 3rd Lien, AMT,
                                   Series B-2, 6% due 1/01/2029 (b)                                                           3,664
                            2,665  Chicago, Illinois, O'Hare International Airport, Revenue Refunding Bonds, 3rd Lien,
                                   AMT, Series A-2, 5.75% due 1/01/2021 (f)                                                   2,933
                            6,835  Chicago, Illinois, O'Hare International Airport, Revenue Refunding Bonds, DRIVERS,
                                   AMT, Series 250, 8.129% due 1/01/2021 (g)(i)                                               7,890
                            2,500  Chicago, Illinois, O'Hare International Airport, Revenue Refunding Bonds, DRIVERS,
                                   AMT, Series 844Z, 7.624% due 7/01/2010 (g)(i)                                              2,795
                            6,250  Chicago, Illinois, O'Hare International Airport, Revenue Refunding Bonds, RIB, AMT,
                                   Series 994X, 7.43% due 1/01/2032 (g)(i)                                                    6,796
                            6,200  Cook County, Illinois, Capital Improvement, GO, Series C, 5.50% due 11/15/2012 (a)(h)      6,722
                            2,130  Illinois Development Finance Authority Revenue Bonds (Presbyterian Home Lake
                                   Project), Series B, 6.25% due 9/01/2017 (f)                                                2,202
                           28,525  Illinois Sports Facilities Authority, State Tax Supported Revenue Bonds, 5.212%**
                                   due 6/15/2030 (a)                                                                         24,543
                            5,500  Illinois Sports Facilities Authority, State Tax Supported Revenue Bonds, 5%
                                   due 6/15/2032 (a)                                                                          5,660
                            3,750  Illinois Student Assistance Commission, Student Loan Revenue Refunding Bonds, AMT,
                                   Sub-Series CC, 6.875% due 3/01/2015                                                        3,757
                            7,000  Metropolitan Pier and Exposition Authority, Illinois, Dedicated State Tax Revenue
                                   Refunding Bonds (McCormick Place Expansion Project), 5.50% due 12/15/2024 (d)              7,519
                            3,500  Metropolitan Pier and Exposition Authority, Illinois, Dedicated State Tax Revenue
                                   Refunding Bonds (McCormick Place Expansion Project), Series B, 5.75%
                                   due 6/15/2023 (g)                                                                          3,892
-----------------------------------------------------------------------------------------------------------------------------------
Indiana - 4.4%              7,500  Indiana Transportation Finance Authority, Highway Revenue Bonds, Series A, 5.25%
                                   due 6/01/2029 (d)                                                                          7,994
                            6,470  Indianapolis, Indiana, Local Public Improvement Bond Bank, Revenue Refunding Bonds
                                   (Indianapolis Airport Authority Project), AMT, Series B, 5.25% due 1/01/2028 (g)           6,754
                            5,055  Indianapolis, Indiana, Local Public Improvement Bond Bank, Revenue Refunding Bonds
                                   (Indianapolis Airport Authority Project), AMT, Series B, 5.25% due 1/01/2030 (g)           5,261
-----------------------------------------------------------------------------------------------------------------------------------
Louisiana - 5.5%            8,500  Louisiana Local Government, Environmental Facilities, Community Development Authority
                                   Revenue Bonds (Capital Projects and Equipment Acquisition), Series A, 6.30%
                                   due 7/01/2030 (a)                                                                          9,361
                            4,675  Louisiana State Transportation Authority, Senior Lien Toll Revenue Capital
                                   Appreciation Bonds, Series B, 5.31%** due 12/01/2027 (a)                                   1,506
                            6,800  New Orleans, Louisiana, Ernest N. Morial Exhibit Hall Authority, Special Tax,
                                   Sub-Series A, 5.25% due 7/15/2028 (a)                                                      7,129
                            5,000  New Orleans, Louisiana, Ernest N. Morial Exhibit Hall Authority, Special Tax,
                                   Sub-Series A, 5% due 7/15/2033 (a)                                                         5,087
                            1,900  Terrebonne Parish, Louisiana, Hospital Service District Number 1, Hospital
                                   Revenue Bonds (Terrebonne General Medical Center Project), 5.50% due 4/01/2033 (a)         2,049
-----------------------------------------------------------------------------------------------------------------------------------
Maryland - 1.3%             5,615  Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Senior Series A, 5.25%
                                   due 9/01/2039 (b)                                                                          6,000
-----------------------------------------------------------------------------------------------------------------------------------
Massachusetts - 13.5%       3,730  Massachusetts Bay, Massachusetts, Transportation Authority, General Transportation
                                   System Revenue Refunding Bonds, Series A, 7% due 3/01/2011 (g)                             4,308
                            3,550  Massachusetts Bay, Massachusetts, Transportation Authority, General Transportation
                                   System Revenue Refunding Bonds, Series A, 7% due 3/01/2014 (g)                             4,256
                            2,220  Massachusetts Bay Transportation Authority, Sales Tax Revenue Refunding Bonds,
                                   Senior Series A, 5% due 7/01/2032                                                          2,286
                            2,000  Massachusetts Bay Transportation Authority, Sales Tax Revenue Refunding Bonds, Senior
                                   Series A, 5% due 7/01/2035                                                                 2,066
                              900  Massachusetts Bay Transportation Authority, Special Assessment Revenue Refunding
                                   Bonds, Series A, 5% due 7/01/2031                                                            940
                            3,400  Massachusetts State, Consolidated Loan, GO, Series C, 5% due 9/01/2025                     3,582
                            5,000  Massachusetts State, HFA, Rental Housing Mortgage Revenue Bonds, AMT, Series C, 5.60%
                                   due 1/01/2045 (f)                                                                          5,252

MuniYield Quality Fund, Inc.
Schedule of Investments as of January 31, 2006                    (in Thousands)

                             Face
State                      Amount  Municipal Bonds                                                                          Value
-----------------------------------------------------------------------------------------------------------------------------------
                       $    1,915  Massachusetts State Port Authority, Special Facilities Revenue Bonds, DRIVERS, AMT,
                                   Series 501, 7.624% due 7/01/2009 (a)(i)                                                $   2,095
                           27,930  Massachusetts State School Building Authority, Dedicated Sales Tax Revenue Bonds,
                                   Series A, 5% due 8/15/2030 (f)                                                            29,223
                            2,400  Massachusetts State Special Obligation Dedicated Tax Revenue Bonds, 5.25%
                                   due 1/01/2014 (d)(h)                                                                       2,629
                            1,210  Massachusetts State Water Resource Authority, General Revenue Refunding Bonds,
                                   Series B, 5.125% due 8/01/2027 (g)                                                         1,266
                            4,200  University of Massachusetts Building Authority, Facilities Revenue Bonds, Senior
                                   Series 4-A, 5.125% due 11/01/2034 (g)                                                      4,405
-----------------------------------------------------------------------------------------------------------------------------------
Michigan - 3.5%             1,750  Detroit, Michigan, Water Supply System Revenue Bonds, Series B, 5% due 7/01/2034 (g)       1,801
                            3,040  Michigan Higher Education Student Loan Authority, Student Loan Revenue Refunding
                                   Bonds, AMT, Series XVII-G, 5.20% due 9/01/2020 (a)                                         3,166
                            1,700  Michigan State Strategic Fund, Limited Obligation Revenue Refunding Bonds (Detroit
                                   Edison Company Project), AMT, Series A, 5.50% due 6/01/2030 (b)                            1,801
                            3,300  Michigan State Strategic Fund, Limited Obligation Revenue Refunding Bonds (Detroit
                                   Edison Company Project), AMT, Series C, 5.65% due 9/01/2029 (b)                            3,483
                            5,800  Michigan State Strategic Fund, Limited Obligation Revenue Refunding Bonds (Detroit
                                   Edison Company Project), AMT, Series C, 5.45% due 12/15/2032 (b)                           6,074
-----------------------------------------------------------------------------------------------------------------------------------
Minnesota - 1.0%            2,500  Minneapolis and Saint Paul, Minnesota, Metropolitan Airports Commission, Airport
                                   Revenue Refunding Bonds, Sub-Series A, 5% due 1/01/2035 (a)                                2,578
                            2,000  Minnesota State Municipal Power Agency, Electric Revenue Bonds, 5% due 10/01/2035          2,040
-----------------------------------------------------------------------------------------------------------------------------------
Nebraska - 0.5%             2,300  Washington County, Nebraska, Wastewater Facilities Revenue Bonds (Cargill Inc.
                                   Project), AMT, 5.90% due 11/01/2027                                                        2,495
-----------------------------------------------------------------------------------------------------------------------------------
Nevada - 7.0%               4,100  Carson City, Nevada, Hospital Revenue Bonds (Carson-Tahoe Hospital Project),
                                   Series A, 5.50% due 9/01/2033 (j)                                                          4,304
                            2,000  Clark County, Nevada, Airport System Subordinate Lien Revenue Bonds, Series A-2, 5%
                                   due 7/01/2030 (d)                                                                          2,064
                           19,100  Clark County, Nevada, Airport System Subordinate Lien Revenue Bonds, Series A-2, 5%
                                   due 7/01/2036 (d)                                                                         19,628
                            5,710  Washoe County, Nevada, School District, GO, 5.875% due 12/01/2009 (f)(h)                   6,205
-----------------------------------------------------------------------------------------------------------------------------------
New Hampshire - 3.5%       10,000  New Hampshire Health and Education Facilities Authority Revenue Bonds
                                   (Dartmouth-Hitchcock Obligation Group, 5.50% due 8/01/2027 (f)                            10,834
                            5,000  New Hampshire State Business Finance Authority, PCR, Refunding (Public Service
                                   Company), AMT, Series D, 6% due 5/01/2021 (g)                                              5,325
-----------------------------------------------------------------------------------------------------------------------------------
New Jersey - 5.4%             910  New Jersey EDA, Cigarette Tax Revenue Bonds, 5.75% due 6/15/2029                             960
                            1,385  New Jersey EDA, Cigarette Tax Revenue Bonds, 5.50% due 6/15/2031                           1,432
                            2,750  New Jersey EDA, Motor Vehicle Surcharge Revenue Bonds, Series A, 5.25%
                                   due 7/01/2031 (g)                                                                          2,935
                            3,575  New Jersey EDA, Revenue Bonds, ROLS, Series II-R-309-1, 7.843% due 6/15/2024 (e)(i)        4,102
                            3,000  New Jersey EDA, Revenue Bonds, ROLS, Series II-R-309-2, 7.843% due 6/15/2031 (e)(i)        3,453
                            3,860  New Jersey EDA, School Facilities Construction Revenue Bonds, Series O, 5.125%
                                   due 3/01/2028                                                                              4,032
                            7,500  New Jersey EDA, School Facilities Construction Revenue Bonds, Series O, 5.125%
                                   due 3/01/2030                                                                              7,801
-----------------------------------------------------------------------------------------------------------------------------------
New York - 11.5%            8,990  Metropolitan Transportation Authority, New York, Transportation Revenue Bonds,
                                   Series A, 5% due 11/15/2032 (d)                                                            9,306
                            3,150  New York City, New York, City Municipal Water Finance Authority, Water and Sewer
                                   System, Revenue Refunding Bonds, Series A, 5% due 6/15/2035 (g)                            3,254
                            6,920  New York City, New York, GO, RIB, Series 394, 8.434% due 8/01/2016 (g)(i)                  8,308
                            9,325  New York City, New York, GO, Refunding, Series G, 5.75% due 2/01/2017 (f)                  9,483
                            2,410  New York City, New York, GO, Series B, 5.875% due 8/15/2006 (b)(h)                         2,480

MuniYield Quality Fund, Inc.
Schedule of Investments as of January 31, 2006                    (in Thousands)

                             Face
State                      Amount  Municipal Bonds                                                                          Value
-----------------------------------------------------------------------------------------------------------------------------------
                       $    2,590  New York City, New York, GO, Series B, 5.875% due 8/15/2013 (b)                        $   2,665
                            1,255  New York City, New York, GO, Series F, 5.75% due 2/01/2019 (b)                             1,276
                            8,000  New York State Thruway Authority, General Revenue Refunding Bonds, Series G, 5%
                                   due 1/01/2032 (f)                                                                          8,360
                            7,320  Tobacco Settlement Financing Corporation of New York Revenue Bonds, Series A-1, 5.25%
                                   due 6/01/2022 (a)                                                                          7,843
-----------------------------------------------------------------------------------------------------------------------------------
Ohio - 1.1%                 2,500  Columbus, Ohio, City School District, GO (School Facilities Construction and
                                   Improvements), 5.25% due 12/01/2027 (f)                                                    2,690
                            2,000  Jackson, Ohio, Hospital Facilities Revenue Bonds (Consolidated Health System-Jackson
                                   Hospital), 6.125% due 10/01/2009 (h)(j)                                                    2,193
-----------------------------------------------------------------------------------------------------------------------------------
Oklahoma - 0.8%             1,250  Tulsa, Oklahoma, Airports Improvement Trust, General Revenue Bonds (Tulsa
                                   International Airport), AMT, Series A, 6% due 6/01/2020 (d)                                1,447
                            1,000  Tulsa, Oklahoma, Airports Improvement Trust, General Revenue Bonds (Tulsa
                                   International Airport), AMT, Series B, 6% due 6/01/2019 (d)                                1,075
                            1,000  Tulsa, Oklahoma, Airports Improvement Trust, General Revenue Bonds (Tulsa
                                   International Airport), AMT, Series B, 6.125% due 6/01/2026 (d)                            1,080
-----------------------------------------------------------------------------------------------------------------------------------
Oregon - 1.9%               7,500  Portland, Oregon, Sewer System Revenue Bonds, RIB, Series 386, 8.17%
                                   due 8/01/2020 (d)(i)                                                                       8,899
-----------------------------------------------------------------------------------------------------------------------------------
Pennsylvania - 7.8%         6,000  Pennsylvania State Public School Building Authority, School Lease Revenue Bonds
                                   (The School District of Philadelphia Project), 5.25% due 6/01/2025 (f)                     6,454
                           15,300  Pennsylvania State Public School Building Authority, School Lease Revenue Bonds
                                   (The School District of Philadelphia Project), 5% due 6/01/2033 (f)                       15,772
                            6,250  Philadelphia, Pennsylvania, Authority for Industrial Development, Lease Revenue
                                   Bonds, Series B, 5.50% due 10/01/2021 (f)                                                  6,795
                            6,170  Philadelphia, Pennsylvania, School District, GO, Series B, 5.625%
                                   due 8/01/2012 (d)(h)                                                                       6,898
-----------------------------------------------------------------------------------------------------------------------------------
Rhode Island - 0.6%         2,500  Providence, Rhode Island, GO, Series A, 5.70% due 7/15/2007 (f)(h)                         2,609
-----------------------------------------------------------------------------------------------------------------------------------
Tennessee - 5.4%           13,500  Chattanooga, Tennessee, IDB, Lease Rent Revenue Bonds (Southside Redevelopment
                                   Corporation), 5.875% due 10/01/2024 (a)                                                   14,727
                            5,000  Memphis-Shelby County, Tennessee, Airport Authority, Airport Revenue Bonds, AMT,
                                   Series D, 6.25% due 3/01/2018 (a)                                                          5,443
                            2,075  Tennessee HDA, Homeownership Revenue Bonds, AMT, Series 2-C, 6.10% due 7/01/2013 (a)       2,104
                            2,390  Tennessee HDA, Homeownership Revenue Bonds, AMT, Series 2-C, 6.20% due 7/01/2015 (a)       2,454
-----------------------------------------------------------------------------------------------------------------------------------
Texas - 13.3%               2,000  Austin, Texas, Convention Center Revenue Bonds (Convention Enterprises Inc.), Trust
                                   Certificates, Second Tier, Series B, 6% due 1/01/2023                                      2,127
                            1,000  Bell County, Texas, Health Facilities Development Revenue Bonds (Lutheran General
                                   Health Care System), 6.50% due 7/01/2019 (c)                                               1,216
                            1,835  Dallas-Fort Worth, Texas, International Airport Revenue Refunding and Improvement
                                   Bonds, AMT, Series A, 5.875% due 11/01/2017 (d)                                            1,992
                            2,145  Dallas-Fort Worth, Texas, International Airport Revenue Refunding and Improvement
                                   Bonds, AMT, Series A, 5.875% due 11/01/2018 (d)                                            2,329
                            2,385  Dallas-Fort Worth, Texas, International Airport Revenue Refunding and Improvement
                                   Bonds, AMT, Series A, 5.875% due 11/01/2019 (d)                                            2,590
                            5,235  Denton, Texas, Utility System Revenue Bonds, RIB, Series 369, 8.67%
                                   due 12/01/2017 (f)(i)                                                                      6,379

MuniYield Quality Fund, Inc.
Schedule of Investments as of January 31, 2006                    (in Thousands)

                             Face
State                      Amount  Municipal Bonds                                                                          Value
-----------------------------------------------------------------------------------------------------------------------------------
                       $    6,000  Gregg County, Texas, Health Facilities Development Corporation, Hospital Revenue
                                   Bonds (Good Shepherd Medical Center Project), 6.875% due 10/01/2020 (j)                $   6,739
                            2,600  Gregg County, Texas, Health Facilities Development Corporation, Hospital Revenue
                                   Bonds (Good Shepherd Medical Center Project), 6.375% due 10/01/2025 (j)                    2,866
                            4,000  Harris County, Houston, Texas, Sports Authority Revenue Refunding Bonds, Senior
                                   Lien, Series G, 5.75% due 11/15/2020 (g)                                                   4,381
                            4,000  Harris County, Texas, Toll Road Revenue Refunding Bonds, Senior Lien, Series A, 5.25%
                                   due 8/15/2035 (f)                                                                          4,153
                            2,700  Houston, Texas, Airport System Revenue Refunding Bonds, Sub-Lien, Series B, 5.50%
                                   due 7/01/2030 (f)                                                                          2,867
                            9,250  Leander, Texas, Independent School District, Capital Appreciation, GO, Refunding
                                   (School Building), 5.46%** due 8/15/2028 (d)                                               2,861
                            7,150  North Harris County, Texas, Regional Water Authority, Senior Lien Revenue Bonds,
                                   5.125% due 12/15/2035 (g)                                                                  7,444
                            7,200  Texas State Turnpike Authority, Central Texas Turnpike System Revenue Bonds, First
                                   Tier, Series A, 5.75% due 8/15/2038 (a)                                                    7,928
                            4,600  Travis County, Texas, Health Facilities Development Corporation, Revenue Refunding
                                   Bonds (Ascension Health Credit), Series A, 6.25% due 11/15/2009 (g)(h)                     5,085
-----------------------------------------------------------------------------------------------------------------------------------
Utah - 3.8%                15,000  Salt Lake City, Utah, Hospital Revenue Refunding Bonds (IHC Hospitals Inc.), 6.30%
                                   due 2/15/2015 (g)                                                                         17,315
-----------------------------------------------------------------------------------------------------------------------------------
Virginia - 0.7%             3,100  Halifax County, Virginia, IDA, Exempt Facility Revenue Refunding Bonds (Old Dominion
                                   Electric Cooperative Project), AMT, 5.625% due 6/01/2028 (a)                               3,359
-----------------------------------------------------------------------------------------------------------------------------------
Washington - 6.0%          10,000  Energy Northwest, Washington, Electric Revenue Bonds, DRIVERS, Series 242, 8.16%
                                   due 7/01/2017 (g)(i)                                                                      12,166
                            2,835  King County, Washington, Sewer Revenue Refunding Bonds, Series B, 5.50% due
                                   1/01/2027 (f)                                                                              3,042
                            2,400  Port of Tacoma, Washington, Revenue Refunding Bonds, Series A, 5.25%
                                   due 12/01/2034 (a)                                                                         2,546
                            4,475  Seattle, Washington, Municipal Light and Power Revenue Refunding Bonds, 5% due
                                   11/01/2028 (f)                                                                             4,632
                            5,000  Washington State, GO, Series A and AT-6, 6.25% due 2/01/2011 (f)                           5,398
-----------------------------------------------------------------------------------------------------------------------------------
Puerto Rico - 0.3%          1,475  Puerto Rico Electric Power Authority, Power Revenue Bonds, Series II, 5.25% due
                                   7/01/2031                                                                                  1,530
-----------------------------------------------------------------------------------------------------------------------------------
                                   Total Municipal Bonds (Cost - $671,941) - 153.4%                                         705,679
-----------------------------------------------------------------------------------------------------------------------------------

                           Shares
                             Held  Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                            4,700  Merrill Lynch Institutional Tax-Exempt Fund (l)                                            4,700
-----------------------------------------------------------------------------------------------------------------------------------
                                   Total Short-Term Securities (Cost - $4,700) - 1.0%                                         4,700
-----------------------------------------------------------------------------------------------------------------------------------
                                   Total Investments (Cost - $676,641*) - 154.4%                                            710,379

                                   Liabilities in Excess of Other Assets - (0.1%)                                              (183)

                                   Preferred Stock, at Redemption Value - (54.3%)                                          (250,028)
                                                                                                                          ---------
                                   Net Assets Applicable to Common Stock - 100.0%                                         $ 460,168
                                                                                                                          =========

* The cost and unrealized appreciation (depreciation) of investments as of January 31, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                                  $ 676,641
                                                                      =========
      Gross unrealized appreciation                                   $  34,820
      Gross unrealized depreciation                                      (1,082)
                                                                      ---------
      Net unrealized appreciation                                     $  33,738
                                                                      =========

MuniYield Quality Fund, Inc.
Schedule of Investments as of January 31, 2006                    (in Thousands)

** Represents a zero coupon or step bond; the interest rate shown is the effective yield at the time of purchase.
(a)   AMBAC Insured.
(b)   XL Capital Insured.
(c)   Escrowed to maturity.
(d)   FGIC Insured.
(e)   Assured Guaranty Insured.
(f)   FSA Insured.
(g)   MBIA Insured.
(h)   Prerefunded.
(i) The rate disclosed is that currently in effect. This rate changes periodically and inversely based upon prevailing market rates.
(j)   Radian Insured.
(k)   CIFG Insured.
(l) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                        Net             Dividend
      Affiliate                                      Activity            Income
      --------------------------------------------------------------------------
      Merrill Lynch Institutional Tax-Exempt Fund     (6,800)           $     29
      --------------------------------------------------------------------------

o Forward interest rate swaps outstanding as of January 31, 2006 were as follows:

      -----------------------------------------------------------------------------------------------------
                                                                                               Unrealized
                                                                               Notional       Appreciation
                                                                                Amount       (Depreciation)
      -----------------------------------------------------------------------------------------------------
      Pay a fixed rate of 3.94% and receive a floating rate based on
      1-week Bond Market Association rate

      Broker, JPMorgan Chase Bank
      Expires February 2016                                                   $ 40,000        $       (528)

      Pay a fixed rate of 3.767% and receive a floating rate based on 1-week Bond Market Association rate

      Broker, JPMorgan Chase Bank
      Expires April 2016                                                      $ 15,000                  31
      -----------------------------------------------------------------------------------------------------
      Total                                                                                   $       (497)
                                                                                              ============

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MuniYield Quality Fund, Inc.


By: /s/ Robert C. Doll, Jr.
    ---------------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    MuniYield Quality Fund, Inc.

Date: March 20, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    ---------------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    MuniYield Quality Fund, Inc.

Date: March 20, 2006


By: /s/ Donald C. Burke
    ---------------------------------
    Donald C. Burke
    Chief Financial Officer
    MuniYield Quality Fund, Inc.

Date: March 20, 2006